SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2017
Scope of Consolidation [Abstract]
Disclosure of scope of consolidation
The Group’s scope of consolidation at December 31, 2017 and 2016 was as follows:

			At December 31, 2017		At December 31, 2016
Name	Country	Nature of business	Shares held by the Group	Shares held by NCI	Shares held by the Group	Shares held by NCI
Directly held interests
Ferrari S.p.A.	Italy	Manufacturing	100%	—%	100%	—%

Indirectly held through Ferrari S.p.A.
Ferrari North America Inc.	USA	Importer and distributor	100%	—%	100%	—%
Ferrari Japan KK	Japan	Importer and distributor	100%	—%	100%	—%
Ferrari Australasia Pty Limited	Australia	Importer and distributor	100%	—%	100%	—%
Ferrari (HK) Limited	Hong Kong	Importer and distributor	100%	—%	100%	—%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.	China	Importer and distributor	80%	20%	80%	20%
Ferrari Far East Pte Limited	Singapore	Service company	100%	—%	100%	—%
Ferrari Management Consulting (Shanghai) Co. L.t.d.	China	Service company	100%	—%	100%	—%
Ferrari South West Europe S.a.r.l.	France	Service company	100%	—%	100%	—%
Ferrari Central East Europe GmbH	Germany	Service company	100%	—%	100%	—%
G.S.A. S.A.	Switzerland	Service company	100%	—%	100%	—%
Ferrari North Europe Limited (1)	UK	Service company	n.a.	n.a.	100%	—%
Mugello Circuit S.p.A.	Italy	Racetrack management	100%	—%	100%	—%
Ferrari Financial Services S.p.A.	Italy	Financial services	100%	—%	100%	—%

Indirectly held through other Group entities
Ferrari Financial Services Inc. (2)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction, LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Lease, LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Select, LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Financial Services Titling Trust (3)	USA	Financial services	100%	—%	100%	—%
410, Park Display Inc. (4)	USA	Retail	100%	—%	100%	—
_____________________________

(1)	On June 30, 2017, the liquidation process of Ferrari North Europe Limited was completed

(2)	Shareholding held by Ferrari Financial Services S.p.A.

(3)	Shareholding held by Ferrari Financial Services Inc. (“FFS Inc”).

(4)	Shareholding held by Ferrari North America Inc.

The net profit attributable to non-controlling interests for the years ended December 31, 2017, 2016 and 2015 relates to the non-controlling interest in FICTS and for the year ended December 31, 2015 also the non-controlling interest in Ferrari Financial Services S.p.A.:

	At December 31,
	2017	2016
	(€ thousand)
Equity attributable to non-controlling interests - FICTS	5,258	4,810

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Net profit attributable to non-controlling interests	2,003	956	2,238
Of which attributable to FICTS	2,003	956	1,351
Of which attributable to Ferrari Financial Services S.p.A.	—	—	887